EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
Employee Benefit Plans

Pension plan. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees and uses a December 31 measurement date for the plan. Plan assets were primarily invested in fixed income and equity mutual funds. The pension plan does not directly own any shares of First Financial common stock or any other First Financial security or product.

The investment objective of the Plan is to structure the assets to mirror the liabilities of the Plan, with the fixed income component matching the identified near and long-term plan distributions and the equity component generating growth of capital to meet other future Plan liabilities. The determination of the overall expected long-term return on plan assets was based on the composition of plan assets and a consensus of estimates from similarly managed portfolios of expected future returns.

As a result of the plan’s updated actuarial projections for 2018, First Financial recorded expense related to its pension plan of $0.9 million for 2018. During 2017 and 2016, First Financial recorded income of $0.6 million and $1.2 million, respectively. First Financial made no cash contributions to the pension plan in 2018, 2017 or 2016 and does not expect to make any contributions in 2019.

The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2018	2017
Change in benefit obligation
Benefit obligation at beginning of year	$71,154	$62,729
Service cost	6,501	4,894
Interest cost	2,394	2,325
Actuarial (gain) loss	(4,032)	6,107
Benefits paid, excluding settlement	(7,731)	(4,901)
Benefit obligation at end of year	68,286	71,154

Change in plan assets
Fair value of plan assets at beginning of year	144,349	131,011
Actual return on plan assets	(6,540)	18,239
Benefits paid, excluding settlement	(7,731)	(4,901)
Fair value of plan assets at end of year	130,078	144,349

Amounts recognized in the Consolidated Balance Sheets
Assets	61,792	73,195
Liabilities	0	0
Net amount recognized	$61,792	$73,195

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$43,711	$33,580
Net prior service cost	(1,508)	(1,921)
Deferred tax assets	(9,613)	(12,028)
Net amount recognized	$32,590	$19,631

Change in accumulated other comprehensive income (loss)	$12,959	$(3,172)

Accumulated benefit obligation	$66,320	$69,678

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2018	2017	2016
Service cost	$6,501	$4,894	$5,034
Interest cost	2,394	2,325	2,262
Expected return on assets	(9,811)	(9,358)	(9,644)
Amortization of prior service cost	(413)	(413)	(413)
Recognized net actuarial loss	2,188	1,924	1,608
Net periodic benefit (income) cost	859	(628)	(1,153)

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	12,319	(2,775)	(884)
Prior service cost	0	0	0
Amortization of prior service cost	413	413	413
Amortization of gain	(2,188)	(1,924)	(1,608)
Total recognized in accumulated other comprehensive income (loss)	10,544	(4,286)	(2,079)
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$11,403	$(4,914)	$(3,232)

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of (gain) loss	$1,867	$2,090	$1,754
Amortization of prior service credit	(413)	(413)	(413)

Pension plan assumptions
	December 31,
	2018	2017	2016
Benefit obligations
Discount rate	4.31%	3.43%	3.88%
Rate of compensation increase	3.50%	3.50%	3.50%

Net periodic benefit cost
Discount rate	3.43%	3.88%	4.05%
Expected return on plan assets	7.25%	7.25%	7.50%
Rate of compensation increase	3.50%	3.50%	3.50%

The fair value of the plan assets as of December 31, 2018 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$216	$216	$0	$0
U. S. Government agencies	8,053	0	8,053	0
Fixed income mutual funds	74,453	74,453	0	0
Equity mutual funds	47,356	47,356	0	0
Total	$130,078	$122,025	$8,053	$0

The fair value of the plan assets as of December 31, 2017 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$175	$175	$0	$0
U. S. Government agencies	6,853	0	6,853	0
Fixed income mutual funds	69,154	69,154	0	0
Equity mutual funds	68,167	68,167	0	0
Total	$144,349	$137,496	$6,853	$0

The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement. See Note 21 – Fair Value Disclosures for further information related to the framework for measuring fair value and the fair value hierarchy.

The following benefit payments, which reflect expected future service, are expected to be paid:

(Dollars in thousands)
2019	$4,396
2020	5,280
2021	5,229
2022	4,739
2023	4,917
Thereafter	29,948

401(k) plan. First Financial sponsors a defined contribution 401(k) plan which covers substantially all employees. Employees may contribute up to 50.0% of their earnings into the plan, not to exceed applicable limitations prescribed by the Internal Revenue Service. First Financial's contributions to the 401(k) plan are discretionary and vest immediately. First Financial measures the Company's performance compared to its identified peer group in determining whether to recommend a Company contribution, with the amount of the recommended contribution not to exceed 3% of the employee's annual earnings. First Financial recorded no expense related to the Company's contributions to the 401(k) plan during the year ended December 31, 2018. First Financial recorded $1.9 million and $0.8 million of expense related to the Company's contributions to the 401(k) plan during 2017 and 2016, respectively.